OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bonds Payable (Details) $ in Thousands, SFr in Millions	Sep. 20, 2023 CHF (SFr)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)
Corporate bonds
Bonds payable
Bonds issued | SFr	SFr 170
Term of bonds	5 years
Annual interest rate	2.7175%
Percentage of hedge of financial obligations	100.00%
Bonds payable (current)
Composition of bonds payable
Bonds (face value)		$ 30,490,640	$ 28,170,013
Bonds payable (non-current )
Composition of bonds payable
Bonds (face value)		1,012,062,996	961,723,115
Bonds payable
Composition of bonds payable
Bonds (face value)		$ 1,042,553,636	$ 989,893,128